Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 144.9%
Alabama 0.9%
Alabama, Black Belt Energy Gas District, Gas Project Revenue:
Series B, 5.25% (a), 12/1/2053, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	770,000	812,080
Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc. (b)	800,000	834,978
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,656,293
		3,303,351
Alaska 1.3%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2044	5,410,000	4,882,895
Arizona 1.4%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,076,158
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,478,486
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	963,557
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,014,975
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	1,008,822
		5,541,998
California 9.3%
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,076,774	990,695
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	333,100
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,881,336
California, State General Obligation, 5.0%, 11/1/2043	5,000,000	5,010,538
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,826,000
Series B, AMT, 5.0%, 6/1/2048	240,000	235,973
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1”, Series A, 5.0%, 6/1/2048	700,000	723,029
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,089,574
Los Angeles, CA, Department of Airports Revenue:
Series C, AMT, 5.0%, 5/15/2044	3,750,000	3,817,428
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,298,532
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,558,052
Nuveen California Quality Municipal Income Fund:
Series 7, 144A, AMT, 4.13% (c), 9/7/2023, LIQ: Royal Bank of Canada	100,000	100,000
Series 1-1362, 144A, AMT, 4.15% (c), 9/7/2023, LIQ: Societe Generale	250,000	250,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 4.57% (c), 9/7/2023	150,000	150,000

San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	1,477,683
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	2,965,000	2,996,706
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,129,450
		35,868,096
Colorado 7.2%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	5,450,000	5,485,827
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	8,867,350
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,228,312
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,400,759
Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,498,329
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	392,356
		27,872,933
District of Columbia 2.3%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	502,724
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	1,992,288
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	800,729
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,403,097
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,435,454
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	750,000	659,548
		8,793,840
Florida 13.6%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,193,324
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	307,160
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	665,000	621,757
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	215,000	211,368
Series A-1, 5.0%, 11/1/2058	345,000	336,063
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	2,900,000	2,810,675
Series A, 5.0%, 6/15/2052	270,000	257,797
Series A, 5.0%, 6/15/2055	1,540,000	1,457,859
Series A, 5.0%, 6/15/2056	440,000	415,606
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	1,000,000	1,020,517
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	58,147
Series B, 5.0%, 7/1/2042	60,000	58,147
Series A-1, 5.0%, 7/1/2051	55,000	51,282
Series B, 5.0%, 7/1/2051	85,000	79,254
Series A-1, 5.0%, 2/1/2057	160,000	146,222

Series B, 5.0%, 7/1/2057	90,000	82,214
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,000,000	1,002,028
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,327,069
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	830,268
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,512,963
Series A, AMT, 5.0%, 10/1/2047	965,000	972,836
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,536,859
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,522,204
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,019,066
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,404,470
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,001,982
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,357,728
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.25%, 10/1/2052	640,000	657,702
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,613,208
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,550,579
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	4,850,000	4,594,281
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	600,000	566,796
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	3,775,000	3,265,817
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	1,500,000	1,629,499
		52,472,747
Georgia 7.8%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	1,950,703
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	552,792
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,071,692
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,186,965
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	3,005,556
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,049,231
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,504,533
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	3,110,000	3,226,697
Georgia, Municipal Electric Authority Revenue, Project One:
Series A, 5.0%, 1/1/2035	1,010,000	1,019,438
Series A, 5.0%, 1/1/2049	1,000,000	1,007,732
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,653,773
		30,229,112
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,491,224
Illinois 10.9%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2041	2,000,000	1,771,992

Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	808,161
Series A, 6.0%, 1/1/2038	405,000	427,017
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	945,893
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055	1,355,000	1,424,055
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,830,476
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	379,779
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	465,000	413,613
Series A, 5.0%, 12/1/2052	3,000,000	3,044,127
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,022,364
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,433,620
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,745,182
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,492,102
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,377,858
Series C, 4.0%, 10/1/2037	2,500,000	2,417,882
Series B, 5.0%, 10/1/2033	1,970,000	2,078,184
Series A, 5.0%, 5/1/2034	3,500,000	3,667,583
Series A, 5.0%, 5/1/2043	1,000,000	1,016,199
5.5%, 5/1/2039	1,915,000	2,056,735
5.75%, 5/1/2045	735,000	790,553
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	983,952
		42,127,327
Indiana 3.4%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,087,253
Indiana, Finance Authority Revenue, Franciscan Alliance, Inc. Obligated Group, Series I, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	2,500,000	2,500,000
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	2,583,116
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,077,633
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	575,000	576,879
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	355,000	363,385
		13,188,266
Iowa 0.3%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	491,449
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	729,217
		1,220,666

Kentucky 0.9%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	299,726
Series A, 5.25%, 6/1/2041	480,000	485,667
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	2,570,000	2,568,226
		3,353,619
Louisiana 2.4%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,020,522
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,204,812
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,053,669
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,169,647
		9,448,650
Maryland 2.8%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,548,672
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,583,642
Series A, 5.75%, 7/1/2053	575,000	621,600
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	750,709
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,250,442
Series A, 5.0%, 7/1/2048	3,000,000	2,957,812
		10,712,877
Massachusetts 2.2%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,736,971
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,590,522
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.2% (c), 9/7/2023, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,518,926
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	1,365,000	1,212,903
Massachusetts, State Health & Educational Facilities Authority Revenue, Series J-2, 3.85% (c), 9/7/2023	300,000	300,000
		8,459,322
Michigan 2.2%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	410,000	328,788
4.0%, 12/1/2051	420,000	324,434
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series C, 4.0%, 6/1/2049	260,000	230,841
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,597,159

Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,203,937
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,020,976
		8,706,135
Minnesota 3.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2053	5,060,000	5,041,650
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,225,626
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,572,544
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,688,592
		12,528,412
Missouri 0.8%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2055, INS: AGMC	1,540,000	1,558,373
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	454,991
Series A, 5.0%, 2/1/2046	335,000	311,521
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 4.04% (c), 9/7/2023, LOC: U.S. Bank NA	900,000	900,000
		3,224,885
New Hampshire 0.5%
New Hampshire, Business Finance Authority Revenue, Series 2, 4.0%, 10/20/2036	2,224,885	2,086,771
New Jersey 5.8%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,447,280
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	109,510
Series QQQ, 4.0%, 6/15/2050	115,000	107,954
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,891,769
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,251,878
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	354,105
Series A, 5.0%, 6/15/2047	385,000	393,055
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	834,447
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	691,229
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	341,598
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	435,000	412,678
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	5,761,286
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,057,628
Series A, 5.0%, 12/15/2034	1,855,000	1,976,208
Series A, 5.0%, 12/15/2036	475,000	500,325
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	67,870

New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	1,315,000	1,358,275
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	825,913
		22,383,008
New York 12.8%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	200,000	200,000
Series E-1, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	1,000,000	1,000,000
Series G-1, 3.97% (c), 9/7/2023, LOC: TD Bank NA	300,000	300,000
Series A-1, 4.0%, 11/15/2044	1,000,000	921,308
Series A-1, 4.0%, 11/15/2045	1,000,000	915,756
Series C, 5.0%, 11/15/2038	6,000,000	6,000,020
Series D, 5.0%, 11/15/2038	1,090,000	1,089,882
Series C, 5.0%, 11/15/2042	5,000,000	4,988,385
Series A-1, 5.25%, 11/15/2039	4,000,000	4,001,389
Series C-1, 5.25%, 11/15/2055	520,000	535,014
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,026,552
New York, Port Authority of New York & New Jersey Consolidated, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	207,265
5.0%, 9/1/2039	510,000	514,253
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	150,000	131,918
Series A, 4.0%, 7/1/2052	175,000	150,188
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, Series A, AMT, 5.0%, 1/1/2031	450,000	463,631
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	272,319
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,471,646
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,660,763
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,478,383
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,612,620
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	151,875
New York City, NY, General Obligation, Series A, 4.0%, 8/1/2042	3,500,000	3,387,012
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,639,865
New York, NY, General Obligation:
Series L-4, 4.25% (c), 9/1/2023, LOC: U.S. Bank NA	150,000	150,000
Series B-1, 5.25%, 10/1/2047	500,000	542,109
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,891,602
Port Authority of New York & New Jersey, One Hundred Ninety-Third, Series 193, AMT, 5.0%, 10/15/2035	800,000	810,811
		49,514,566
North Carolina 0.0%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.98% (c), 9/1/2023, LOC: Royal Bank of Canada	200,000	200,000
Ohio 3.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	4,245,000	3,761,704
“2", Series B-2, 5.0%, 6/1/2055	1,000,000	915,476
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,785,340

Franklin County, OH, Trinity Health Corp. Revenue, Series 2017-OH, 5.0%, 12/1/2046	2,950,000	2,994,800
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,330,434
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,401,558
		14,189,312
Oregon 0.9%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,389,166
Pennsylvania 7.3%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,090,235
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	474,238
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,583,962
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	794,592
5.0%, 6/1/2035	375,000	395,818
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	20,190
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,801,447
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,151,046
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	952,593	1,007,182
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,060,040
Series B-1, 5.0%, 6/1/2042	2,000,000	2,048,118
Series A, 5.0%, 12/1/2044	4,665,000	4,779,857
Series B, 5.0%, 12/1/2051	665,000	695,835
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	921,984
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,553,806
		28,378,350
South Carolina 3.1%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,022,788
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,013,021
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	3,000,000	3,017,030
		12,052,839
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	623,306
Tennessee 1.5%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,071,339
Series A, 5.0%, 7/1/2044	1,600,000	1,610,216
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,500,000	1,064,781
Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series B-1, 4.06% (c), 9/7/2023, LOC: Bank of America NA	620,000	620,000
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,396,732
		5,763,068

Texas 22.2%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,186,275
Series E, 5.0%, 1/1/2045	300,000	309,729
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	372,048
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,424,911
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AGMC	5,000,000	4,808,849
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,293,426
Klein, TX, Independent School District, 4.0%, 8/1/2047	3,500,000	3,366,669
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,000,000	2,524,408
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,818,950
5.0%, 1/1/2050	1,435,000	1,466,100
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,254,100
Series A, 4.0%, 4/1/2051	3,000,000	2,388,199
Series A, 4.0%, 4/1/2054	790,000	618,412
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,120,142
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	160,359
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	188,711
Texas, Dallas/Fort Worth International Airport Revenue, Series F, 5.25%, 11/1/2033	3,500,000	3,509,653
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series C, 4.0%, 10/1/2049	3,690,000	3,339,768
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,503,446
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,005,810
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,408,890
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	735,000	572,802
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,822,674
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,005,790
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,016,007
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,378,619
Texas, State General Obligation, Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,796,345
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,755,000	2,853,016
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,242,189
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,708,284
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	2,507,279
		85,971,860
Utah 1.1%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	979,064
Series A, AMT, 5.0%, 7/1/2048	575,000	583,323
Series A, AMT, 5.25%, 7/1/2048	970,000	1,020,896

Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	1,000,000	903,498
4.0%, 10/15/2048	680,000	587,560
		4,074,341
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.25%, 10/1/2052	1,000,000	882,732
Virginia 3.0%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	140,000	142,036
Series A, 5.0%, 10/1/2047	465,000	466,760
Series A, 5.0%, 10/1/2052	600,000	596,555
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	484,513
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	524,884
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,907,786
AMT, 5.0%, 12/31/2049	735,000	736,213
AMT, 5.0%, 12/31/2052	3,775,000	3,763,207
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AGMC	2,240,000	2,103,938
		11,725,892
Washington 3.4%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,965,208
AMT, 5.0%, 4/1/2044	2,000,000	2,046,032
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,080,239
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,492,720
Washington, State Housing Finance Commission Municipal Certificates, Series A-1, 3.5%, 12/20/2035	594,749	538,896
Washington, State Housing Finance Commission, Emerald Heights, Series B-1, 4.75%, 7/1/2027	185,000	184,860
		13,307,955
West Virginia 1.1%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,047,468
Series A, 5.0%, 6/1/2047	2,010,000	2,029,542
		4,077,010
Wisconsin 4.0%
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., Series A, 4.0%, 6/15/2061	5,200,000	3,640,177
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,339,065
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,641,115

Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	2,970,969
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054 (b)	3,570,000	3,877,360
		15,468,686
Guam 0.1%
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	255,000	255,468
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	280,000	280,513
		535,981
Puerto Rico 0.7%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	9,900,000	2,757,429
Total Municipal Investments (Cost $577,175,587)		560,808,627

Underlying Municipal Bonds of Inverse Floaters (d) 16.5%
Florida 2.7%
Orange County, FL, School Board, Certificates of Participations, Series C, 5.0%, 8/1/2034 (e)	10,000,000	10,506,111
Trust: Florida, School Board, Series 2016-XM0182, 144A, 5.75%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 2.8%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (e)	10,425,000	10,815,486
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016- XM0137, 144A, 5.838%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
New York 2.7%
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (e)	7,165,000	7,725,178
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 6.182%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (e)	2,685,000	2,832,146
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 6.188%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		10,557,324
Pennsylvania 2.8%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (e)	10,000,000	10,861,330
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 7.29%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.8%
Texas, State General Obligation, Series B, 5.0%, 2/1/2045 (e)	10,000,000	10,781,598
Trust: Texas, State General Obligation, Series 2022-XM1063, 144A, 6.35%, 2/1/2030, Leverage Factor at purchase date: 4 to 1

Washington 2.7%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (e)	10,000,000	10,516,282
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 5.84%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $64,208,613)		64,038,131

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 4.18% (f) (Cost $46,987)	46,987	46,987

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $641,431,187)	161.4	624,893,745
Floating Rate Notes (d)	(11.7)	(45,200,000)
Series 2020-1 VMTPS, net of deferred offering costs	(51.3)	(198,722,381)
Other Assets and Liabilities, Net	1.6	6,087,818
Net Assets Applicable to Common Shareholders	100.0	387,059,182
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$624,846,758	$—	$624,846,758
Open-End Investment Companies	46,987	—	—	46,987
Total	$46,987	$624,846,758	$—	$624,893,745

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH3
R-080548-2 (1/25)